Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Via EDGAR

May 2, 2025

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. (Insurance Company)
Ameritas Life Insurance Corp. Separate Account LLVA (1940 Act No. 811-07661) (Registered Separate Account)
Ameritas Advisor No-Load VA (1933 Act No. 333-205138)
Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2025, for Ameritas Life Insurance Corp. Separate Account LLVA ("Separate Account"), File No. 333-205138, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.	The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 19 to the Separate Account’s registration statement for File No. 333-205138 on Form N-4 filed with the SEC on April 24, 2025; and

2.	The text of Post-Effective Amendment No. 19 to the Separate Account’s registration statement for File No. 333-205138 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-325-4080.

Sincerely,

/s/ Morgan B.S. Lorenzen

Morgan B.S. Lorenzen

Second Vice President, Assistant General Counsel